UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 10/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—17.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,280,828	$8,304,805
Oppenheimer Global Multi Strategies Fund, Cl. I	1,099,395	28,683,203
Oppenheimer Gold & Special Minerals Fund, Cl. I	613,921	6,894,334
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,890,005	44,705,159
Oppenheimer Real Estate Fund, Cl. I	659,497	19,000,115
		107,587,616
Domestic Equity Funds—22.7%
Oppenheimer Capital Appreciation Fund, Cl.	897,819	58,878,982
Oppenheimer Main Street Mid Cap Fund, Cl. I	343,553	10,258,493
Oppenheimer Main Street Small Cap Fund, Cl. I	744,698	9,152,333
Oppenheimer Value Fund, Cl. I	1,833,848	59,123,271
		137,413,079
Domestic Fixed Income Funds—43.3%
Oppenheimer Core Bond Fund, Cl. I	23,447,490	160,146,354
Oppenheimer Limited-Term Government Fund, Cl. I	15,935,900	71,870,911
Oppenheimer Master Loan Fund, LLC	2,063,610	30,194,067
		262,211,332
Foreign Equity Funds—4.4%
Oppenheimer Developing Markets Fund, Cl. I	119,467	3,770,391
Oppenheimer International Growth Fund, Cl. I	290,970	10,725,147
Oppenheimer International Small Company Fund, Cl. I	83,893	3,068,813
Oppenheimer International Value Fund, Cl. I	516,159	9,136,018
		26,700,369
Foreign Fixed Income Funds—10.7%
Oppenheimer International Bond Fund, Cl. I	11,496,804	64,727,004
Money Market Funds—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3]	7,423,746	7,423,746

Total Investments, at Value (Cost $572,877,630)	100.0%	606,063,146
Net Other Assets (Liabilities)	(0.0)	(73,798)
Net Assets	100.0%	$605,989,348

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Capital Appreciation Fund, Cl. I	896,582	61,556	60,319	897,819
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,278,585	531,753	529,510	4,280,828
Oppenheimer Core Bond Fund, Cl. I	22,803,520	2,384,031	1,740,061	23,447,490
Oppenheimer Developing Markets Fund, Cl. I	119,453	10,882	10,868	119,467

1 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Global Multi Strategies Fund, Cl. I	1,096,904	86,550	84,059	1,099,395
Oppenheimer Gold & Special Minerals Fund, Cl. I	615,046	73,555	74,680	613,921
Oppenheimer Institutional Money Market Fund, Cl. E	7,406,062	601,405	583,721	7,423,746
Oppenheimer International Bond Fund, Cl. I	11,160,100	1,251,118	914,414	11,496,804
Oppenheimer International Growth Fund, Cl. I	290,448	24,520	23,998	290,970
Oppenheimer International Small Company Fund, Cl. I	83,709	6,262	6,078	83,893
Oppenheimer International Value Fund, Cl. I	515,257	42,768	41,866	516,159
Oppenheimer Limited-Term Government Fund, Cl. I	7,845,350	8,945,192[b]	854,642	15,935,900
Oppenheimer Main Street Mid Cap Fund, Cl. I	342,765	25,171	24,383	343,553
Oppenheimer Main Street Small Cap Fund, Cl. I	744,755	55,138	55,195	744,698
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,880,956	310,951	301,902	3,890,005
Oppenheimer Master Loan Fund, LLC	2,058,790	163,443	158,623	2,063,610
Oppenheimer Real Estate Fund, Cl. I	648,355	55,071	43,929	659,497
Oppenheimer Value Fund, Cl. I	1,810,054	158,893	135,099	1,833,848

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$58,878,982	$—	$1,846,737
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	8,304,805	—	(64,555)
Oppenheimer Core Bond Fund, Cl. I	160,146,354	4,076,680	2,138,666
Oppenheimer Developing Markets Fund, Cl. I	3,770,391	—	51,340
Oppenheimer Global Multi Strategies Fund, Cl. I	28,683,203	—	67,934
Oppenheimer Gold & Special Minerals Fund, Cl. I	6,894,334	—	(33,685)
Oppenheimer Institutional Money Market Fund, Cl. E	7,423,746	8,155	—
Oppenheimer International Bond Fund, Cl. I	64,727,004	1,802,735	69,920
Oppenheimer International Growth Fund, Cl. I	10,725,147	—	342,019
Oppenheimer International Small Company Fund, Cl. I	3,068,813	—	109,784
Oppenheimer International Value Fund, Cl. I	9,136,018	—	178,427
Oppenheimer Limited-Term Government Fund, Cl. I	71,870,911	939,015	216,691
Oppenheimer Main Street Mid Cap Fund, Cl. I	10,258,493	—	318,512
Oppenheimer Main Street Small Cap Fund, Cl. I	9,152,333	—	37,722
Oppenheimer Master Inflation Protected Securities Fund, LLC	44,705,159	483,928 [c]	146,104 [c]
Oppenheimer Master Loan Fund, LLC	30,194,067	1,216,969 [d]	(327,515) [d]
Oppenheimer Real Estate Fund, Cl. I	19,000,115	284,217	812,465
Oppenheimer Value Fund, Cl. I	59,123,271	692,239	2,280,916
Total	$606,063,146	$9,503,938	$8,191,482

2 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

    a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

    b. All of portion is the result of a corporate action.

    c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

    d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

4 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not

5 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$531,163,920	$74,899,226	$—	$606,063,146
Total Assets	$531,163,920	$74,899,226	$—	$606,063,146

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Core Bond Fund, accounted for 26.4% of the Fund’s net assets. Additional information on Oppenheimer Core Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are

6 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 2.4% of Master Loan and 27.5 % of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

7 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$620,913,274

Gross unrealized appreciation	$9,804,063
Gross unrealized depreciation	(24,654,191)

Net unrealized depreciation	$(14,850,128)

8 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—9.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,278,187	$10,239,683
Oppenheimer Global Multi Strategies Fund, Cl. I	1,373,155	35,825,619
Oppenheimer Gold & Special Minerals Fund, Cl. I	761,047	8,546,562
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,890,887	67,699,912
Oppenheimer Real Estate Fund, Cl. I	828,910	23,880,901
		146,192,677
Domestic Equity Funds—43.1%
Oppenheimer Capital Appreciation Fund, Cl. I	4,418,300	289,752,115
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,657,535	49,493,998
Oppenheimer Main Street Small Cap Fund, Cl. I	3,721,433	45,736,408
Oppenheimer Value Fund, Cl. I	8,997,639	290,083,867
		675,066,388
Domestic Fixed Income Funds—25.4%
Oppenheimer Core Bond Fund, Cl. I	35,556,600	242,851,578
Oppenheimer Limited-Term Government Fund, Cl. I	24,140,278	108,872,654
Oppenheimer Master Loan Fund, LLC	3,125,906	45,737,241
		397,461,473
Foreign Equity Funds—15.4%
Oppenheimer Developing Markets Fund, Cl. I	1,087,212	34,312,423
Oppenheimer International Growth Fund, Cl. I	2,618,910	96,533,035
Oppenheimer International Small Company Fund, Cl. I	761,488	27,855,246
Oppenheimer International Value Fund, Cl. I	4,668,030	82,624,133
		241,324,837
Foreign Fixed Income Funds—6.2%
Oppenheimer International Bond Fund, Cl. I	17,395,774	97,938,207
Money Market Funds—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3]	11,214,742	11,214,742

Total Investments, at Value (Cost $1,323,194,060)	100.1%	1,569,198,324
Net Other Assets (Liabilities)	(0.1)	(1,348,211)
Net Assets	100.0%	$1,567,850,113

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Capital Appreciation Fund, Cl. I	4,463,546	111,807	157,053	4,418,300
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	5,382,837	245,895	350,545	5,278,187
Oppenheimer Core Bond Fund, Cl. I	35,046,522	1,910,366	1,400,288	35,556,600
Oppenheimer Developing Markets Fund, Cl. I	1,103,385	36,609	52,782	1,087,212

1 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Global Multi Strategies Fund, Cl. I	1,388,909	40,012	55,766	1,373,155
Oppenheimer Gold & Special Minerals Fund, Cl. I	777,116	33,928	49,997	761,047
Oppenheimer Institutional Money Market Fund, Cl. E	11,345,424	337,948	468,630	11,214,742
Oppenheimer International Bond Fund, Cl. I	17,128,364	1,002,409	734,999	17,395,774
Oppenheimer International Growth Fund, Cl. I	2,652,120	82,350	115,560	2,618,910
Oppenheimer International Small Company Fund, Cl. I	769,682	21,253	29,447	761,488
Oppenheimer International Value Fund, Cl. I	4,726,894	143,693	202,557	4,668,030
Oppenheimer Limited-Term Government Fund, Cl. I	12,049,301	12,746,988[b]	656,011	24,140,278
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,675,886	45,417	63,768	1,657,535
Oppenheimer Main Street Small Cap Fund, Cl. I	3,763,723	100,782	143,072	3,721,433
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,959,378	174,356	242,847	5,890,887
Oppenheimer Master Loan Fund, LLC	3,161,380	92,089	127,563	3,125,906
Oppenheimer Real Estate Fund, Cl. I	824,698	33,595	29,383	828,910
Oppenheimer Value Fund, Cl. I	8,993,982	355,792	352,135	8,997,639

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$289,752,115	$—	$5,226,697
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	10,239,683	—	(116,127)
Oppenheimer Core Bond Fund, Cl. I	242,851,578	6,227,673	1,923,099
Oppenheimer Developing Markets Fund, Cl. I	34,312,423	—	254,638
Oppenheimer Global Multi Strategies Fund, Cl. I	35,825,619	—	44,358
Oppenheimer Gold & Special Minerals Fund, Cl. I	8,546,562	—	(42,267)
Oppenheimer Institutional Money Market Fund, Cl. E	11,214,742	12,362	—
Oppenheimer International Bond Fund, Cl. I	97,938,207	2,752,693	111,778
Oppenheimer International Growth Fund, Cl. I	96,533,035	—	2,090,274
Oppenheimer International Small Company Fund, Cl. I	27,855,246	—	526,755
Oppenheimer International Value Fund, Cl. I	82,624,133	—	1,373,712
Oppenheimer Limited-Term Government Fund, Cl. I	108,872,654	1,433,630	187,137
Oppenheimer Main Street Mid Cap Fund, Cl. I	49,493,998	—	821,265
Oppenheimer Main Street Small Cap Fund, Cl. I	45,736,408	—	94,234
Oppenheimer Master Inflation Protected Securities Fund, LLC	67,699,912	737,446 [c]	223,479 [c]
Oppenheimer Master Loan Fund, LLC	45,737,241	1,858,418 [d]	(501,116)[d]
Oppenheimer Real Estate Fund, Cl. I	23,880,901	359,315	550,694
Oppenheimer Value Fund, Cl. I	290,083,867	3,419,515	6,073,925
Total	$1,569,198,324	$16,801,052	$18,842,535

2 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

    a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

    b. All or a portion is the result of a corporate action.

    c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

    d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

4 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not

5 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,455,761,171	$113,437,153	$—	$1,569,198,324

Total Assets	$1,455,761,171	$113,437,153	$—	$1,569,198,324

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

6 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.7% of Master Loan and 41.6% of Master Inflation Protected Securities at October 30, 2015.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

7 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,385,064,430

Gross unrealized appreciation	$212,501,127
Gross unrealized depreciation	(28,367,233)

Net unrealized appreciation	$184,133,894

8 OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—5.3%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,857,953	9,424,430
Oppenheimer Global Multi Strategies Fund, Cl. I	871,759	22,744,188
Oppenheimer Gold & Special Minerals Fund, Cl. I	519,590	5,834,995
Oppenheimer Master Event-Linked Bond Fund, LLC	1,873,549	27,986,303
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,372,330	50,248,189
Oppenheimer Real Estate Fund, Cl. I	487,035	14,031,464
		130,269,569
Domestic Equity Funds—49.0%
Oppenheimer Capital Appreciation Fund, Cl. I	7,627,235	500,194,080
Oppenheimer Main Street Mid Cap Fund, Cl. I	2,945,474	87,951,855
Oppenheimer Main Street Small Cap Fund, Cl. I	7,725,778	94,949,807
Oppenheimer Value Fund, Cl. I	15,923,182	513,363,373
		1,196,459,115
Domestic Fixed Income Funds—11.7%
Oppenheimer Core Bond Fund, Cl. I	25,214,590	172,215,646
Oppenheimer Limited-Term Government Fund, Cl. I	16,387,500	73,907,624
Oppenheimer Master Loan Fund, LLC	2,724,186	39,859,402
		285,982,672
Foreign Equity Funds—30.1%
Oppenheimer Developing Markets Fund, Cl. I	3,452,278	108,953,885
Oppenheimer International Growth Fund, Cl. I	7,952,230	293,119,209
Oppenheimer International Small Company Fund, Cl. I	2,482,961	90,826,698
Oppenheimer International Value Fund, Cl. I	13,648,444	241,577,450
		734,477,242
Foreign Fixed Income Funds—3.5%
Oppenheimer International Bond Fund, Cl. I	14,977,947	84,325,841
Money Market Funds—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3]	10,565,961	10,565,961

Total Investments, at Value (Cost $1,867,920,158)	100.0%	2,442,080,400
Net Other Assets (Liabilities)	(0.0)	(812,153)
Net Assets	100.0%	$2,441,268,247

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Capital Appreciation Fund, Cl. I	8,121,027	163,623	657,415	7,627,235
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	3,778,672	1,416,901	337,620	4,857,953

1 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015
Oppenheimer Core Bond Fund, Cl. I	25,208,580	1,256,020	1,250,010	25,214,590
Oppenheimer Developing Markets Fund, Cl. I	3,105,321	546,541	199,584	3,452,278
Oppenheimer Global Multi Strategies Fund, Cl. I	818,005	97,969	44,215	871,759
Oppenheimer Gold & Special Minerals Fund, Cl. I	545,671	18,077	44,158	519,590
Oppenheimer Institutional Money Market Fund, Cl. E	10,776,892	3,130,455	3,341,386	10,565,961
Oppenheimer International Bond Fund, Cl. I	13,870,807	1,888,327	781,187	14,977,947
Oppenheimer International Growth Fund, Cl. I	7,643,945	728,870	420,585	7,952,230
Oppenheimer International Small Company Fund, Cl. I	2,498,402	104,019	119,460	2,482,961
Oppenheimer International Value Fund, Cl. I	13,512,545	859,038	723,139	13,648,444
Oppenheimer Limited-Term Government Fund, Cl. I	8,306,835	8,619,733[b]	539,068	16,387,500
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,108,894	66,950	230,370	2,945,474
Oppenheimer Main Street Small Cap Fund, Cl. I	8,942,910	179,900	1,397,032	7,725,778
Oppenheimer Master Event-Linked Bond Fund, LLC	1,870,636	93,426	90,513	1,873,549
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,478,033	120,567	226,270	4,372,330
Oppenheimer Master Loan Fund, LLC	2,844,055	66,041	185,910	2,724,186
Oppenheimer Real Estate Fund, Cl. I	529,664	17,991	60,620	487,035
Oppenheimer Value Fund, Cl. I	16,673,265	556,660	1,306,743	15,923,182

	Value	Income	Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$500,194,080	$—	$23,065,195
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	9,424,430	—	(117,102)
Oppenheimer Core Bond Fund, Cl. I	172,215,646	4,439,565	1,666,421
Oppenheimer Developing Markets Fund, Cl. I	108,953,885	—	3,516,694
Oppenheimer Global Multi Strategies Fund, Cl. I	22,744,188	—	37,390
Oppenheimer Gold & Special Minerals Fund, Cl. I	5,834,995	—	(42,947)
Oppenheimer Institutional Money Market Fund, Cl. E	10,565,961	11,660	—
Oppenheimer International Bond Fund, Cl. I	84,325,841	2,368,739	14,310
Oppenheimer International Growth Fund, Cl. I	293,119,209	—	8,521,341
Oppenheimer International Small Company Fund, Cl. I	90,826,698	—	1,961,831
Oppenheimer International Value Fund, Cl. I	241,577,450	—	3,366,731
Oppenheimer Limited-Term Government Fund, Cl. I	73,907,624	978,551	(5,892)
Oppenheimer Main Street Mid Cap Fund, Cl. I	87,951,855	—	2,453,180

2 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Oppenheimer Main Street Small Cap Fund, Cl. I	$94,949,807	$—	$900,942
Oppenheimer Master Event-Linked Bond Fund, LLC	27,986,303	1,189,346 [c]	(48,168)	[c]
Oppenheimer Master Inflation Protected Securities Fund, LLC	50,248,189	547,746 [d]	162,104	[d]
Oppenheimer Master Loan Fund, LLC	39,859,402	1,630,750 [e]	(429,991)	[e]
Oppenheimer Real Estate Fund, Cl. I	14,031,464	211,925	1,138,946
Oppenheimer Value Fund, Cl. I	513,363,373	6,078,682	22,413,584
Total	$2,442,080,400	$17,456,964	$68,574,569

    a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

    b. All of portion is the result of a corporate action.

    c. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

    d. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

    e. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

4 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not

5 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,323,986,506	$118,093,894	$—	$2,442,080,400

Total Assets	$2,323,986,506	$118,093,894	$—	$2,442,080,400

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

6 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the Investment Company Act of 1940, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.2% of Master Loan, 9.2% of Master Event-Linked Bond and 31.0% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

7 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,935,442,278

Gross unrealized appreciation	$542,320,830
Gross unrealized depreciation	(35,682,708)

Net unrealized appreciation	$506,638,122

8 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Shares	Value

Investment Companies—100.0%[1]
Domestic Equity Funds—50.1%
Oppenheimer Capital Appreciation Fund, Cl. I	2,606,858	$ 170,957,717
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,097,543	32,772,633
Oppenheimer Main Street Small Cap Fund, Cl. I	2,213,236	27,200,670
Oppenheimer Value Fund, Cl. I	5,602,319	180,618,769

		411,549,789
Foreign Equity Funds—49.9%
Oppenheimer Developing Markets Fund, Cl. I	1,576,085	49,741,238
Oppenheimer International Growth Fund, Cl. I	4,515,574	166,444,074
Oppenheimer International Small Company Fund, Cl. I	1,507,551	55,146,204
Oppenheimer International Value Fund, Cl. I	7,790,063	137,884,112

		409,215,628

Total Investments, at Value (Cost $585,338,639)	100.0%	820,765,417
Net Other Assets (Liabilities)	(0.0)	(340,232)

Net Assets	100.0%	$ 820,425,185

Footnotes to Statement of Investments

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 30, 2015[a]	Gross Additions	Gross Reductions	Shares October 30, 2015

Oppenheimer Capital Appreciation Fund, Cl. I	2,671,462	61,553	126,157	2,606,858
Oppenheimer Developing Markets Fund, Cl. I	1,637,489	58,169	119,573	1,576,085
Oppenheimer International Growth Fund, Cl. I	4,654,096	131,540	270,062	4,515,574
Oppenheimer International Small Company Fund, Cl. I	1,543,634	34,134	70,217	1,507,551
Oppenheimer International Value Fund, Cl. I	8,032,562	229,438	471,937	7,790,063
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,127,978	26,524	56,959	1,097,543
Oppenheimer Main Street Small Cap Fund, Cl. I	2,260,971	51,666	99,401	2,213,236
Oppenheimer Value Fund, Cl. I	5,680,940	203,329	281,950	5,602,319

		Value	Income	Realized Gain

Oppenheimer Capital Appreciation Fund, Cl. I		$170,957,717	$—	$3,344,824
Oppenheimer Developing Markets Fund, Cl. I		49,741,238	—	1,554,160
Oppenheimer International Growth Fund, Cl. I		166,444,074	—	3,035,874

1      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain
Oppenheimer International Small Company Fund, Cl. I	$55,146,204	$—	$981,029
Oppenheimer International Value Fund, Cl. I	137,884,112	—	1,727,721
Oppenheimer Main Street Mid Cap Fund, Cl. I	32,772,633	—	543,604
Oppenheimer Main Street Small Cap Fund, Cl. I	27,200,670	—	51,908
Oppenheimer Value Fund, Cl. I	180,618,769	2,132,268	3,757,021

Total	$820,765,417	$2,132,268	$14,996,141

a. January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

3       OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those Underlying Funds which are publicly offered and reported on an exchange as Level 1, and those Underlying Funds which are not

4      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

publicly offered as Level 2, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Investment Companies	$820,765,417	$—	$—	$820,765,417

Total Assets	$820,765,417	$—	$—	$820,765,417

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

5      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$598,125,518

Gross unrealized appreciation	$222,639,899
Gross unrealized depreciation	—

Net unrealized appreciation	$222,639,899

6      OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/9/2015